CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
OPERATING ACTIVITIES
Net loss	$ (23,601,170)	$ (599,471)
Amortization of intangibles	239,924
Depreciation of property and equipment	383,098
Net effect of fair value changes in biological assets	278,920
Share based compensation	2,996,710	258,896
Transaction costs - share based compensation	1,577,527
Lease amortization	256,354
Impairment of goodwill	5,160,741
Accretion expense	992,202
Gain on change in fair value of derivative liabilities	(369,913)
Loss on disposal of assets	90,100
Changes in working capital items
Inventory	37,160
Receivables	(176,490)	(5,293)
Deposits	10,212
Accounts payable and accrued liabilities	1,272,139	(237,447)
Prepaid expenses	(514,367)
Cash used in operating activities	(11,366,853)	(583,315)
INVESTING ACTIVITIES
Change in restricted cash		(299)
Purchases of property and equipment	(208,079)
Loans to acquisition targets	(6,245,000)
Payment of liabilities assumed on EFF acquisition	(3,341,624)
Deposits on property and equipment	(4,880)
Net cash outflow on acquisition of subsidiaries	(8,876,776)
Cash used in investing activities	(18,676,359)	(299)
FINANCING ACTIVITIES
Issuance of common shares	3,971,266	705,159
Issuance of convertible debentures	35,196,052	(11,908)
Cash provided by financing activities	39,167,318	693,251
Effect of foreign exchange on cash	(266,246)	99,532
Increase in cash during the year	8,857,860	209,169
Cash, beginning of year	209,235	66
Cash, end of year	$ 9,067,095	$ 209,235